Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due to related party	$ 2,687
Giesmart Plaza Zone Two [Member]
Related Party Transaction [Line Items]
Incurred rent expense	17,640	73,972
Giesmart Plaza Zone One Three And Four [Member]
Related Party Transaction [Line Items]
Incurred rent expense	80,364	84,253
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 2,687
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Ownership percentage			50.00%